UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30,2008

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Jul-08

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          90

Form 13F Information Table Value Total:     $109,531

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.	               COM              001055102      455     7250 SH       Sole 	                                7250
Abbott Laboratories            COM              002824100      249     4700 SH       Sole                                       4700
                                                                53     1000 SH       			                        1000
Adobe Systems Inc.             COM              00724f101     1921    48760 SH       Sole                     8900             39860
                                                                66     1675 SH       			                        1675
Auto Data Processing           COM              053015103     1760    42008 SH       Sole                     6745             35263
                                                                53     1275 SH       			                        1275
Bank of America Corp.          COM              060505104     1622    67948 SH       Sole                     9704             58244
                                                               737    30860 SH       			        75             30785
Becton, Dickinson & Company    COM              075887109     2265    27860 SH       Sole                     4975             22885
                                                               118     1450 SH       			                        1450
C.R. Bard Inc.                 COM              067383109     2519    28645 SH       Sole                     5210             23435
                                                               101     1150 SH       			        25              1125
CenturyTel, Inc.               COM              156700106     1393    39135 SH       Sole                     7360             31775
                                                                42     1175 SH       			        75              1100
Chubb Corp.                    COM              171232101     1866    38080 SH       Sole                     6795             31285
                                                                60     1225 SH       			        50              1175
Cisco Systems, Inc.            COM              17275R102     1232    52952 SH       Sole                     9975             42977
                                                                26     1100 SH       			                        1100
Cognizant Technology Solutions COM              192446102     1446    44486 SH       Sole                     8435             36051
                                                                28      850 SH       			                         850
Cohen Steers Realty Ishares    COM              464287564     1289    17160 SH       Sole                     2625             14535
                                                                61      815 SH       			        40               775
Colgate Palmolive              COM              194162103      332     4800 SH       Sole                                       4800
Danaher Corp.                  COM              235851102     3454    44688 SH       Sole                     6705             37983
                                                               119     1545 SH       			                        1545
Disney (Walt) Holding Co.      COM              254687106       94     3000 SH       Sole                                       3000
                                                               115     3680 SH       			                        3680
Dow-Jones AIG Commodity ETN    COM              06738C778     4833    67578 SH       Sole                     9825             57753
                                                               167     2330 SH       			        80              2250
Emerson Electric Company       COM              291011104     2352    47566 SH       Sole                     7145             40421
                                                               108     2175 SH       			        50              2125
Exxon Mobil Corp.              COM              30231G102     4829    54794 SH       Sole                     8324             46470
                                                               422     4785 SH       			                        4785
Fiserv Inc.                    COM              337738108     1983    43710 SH       Sole                     7635             36075
                                                                74     1625 SH       			        50              1575
General Electric Co.           COM              369604103     2519    94384 SH       Sole                    11085             83299
                                                               262     9825 SH       			                        9825
GlaxoSmithKline ADR            ADR              37733W105      129     2910 SH       Sole                                       2910
                                                               136     3076 SH       			                        3076
Hess Corporation               COM              42809h107      580     4595 SH       Sole                     1300              3295
                                                               114      900 SH       			                         900
IBM Corp.                      COM              459200101      210     1775 SH       			                        1775
Johnson & Johnson              COM              478160104     1808    28104 SH       Sole                     5627             22477
                                                                51      800 SH       			                         800
MSCI EAFE Ishares              COM              464287465     6166    89790 SH       Sole                    12175             77615
MSCI Emerging Markets Ishares  COM              464287234     4463    32885 SH       Sole                     4120             28765
                                                               182     1343 SH           		        33              1310
McGraw-Hill Inc.               COM              580645109     1877    46786 SH       Sole                     8486             38300
                                                                74     1850 SH       			                        1850
Nucor Corp.                    COM              670346105     1611    21570 SH       Sole                     4015             17555
                                                                39      525 SH       			                         525
P P G Industries Inc.          COM              693506107     1458    25411 SH       Sole                     4510             20901
                                                                26      450 SH       			                         450
Park National Corp             COM              700658107      323     6000 SH       Sole                                       6000
PepsiCo Inc.                   COM              713448108     2679    42137 SH       Sole                     9462             32675
                                                               463     7275 SH       			                        7275
Pfizer Inc.                    COM              717081103      101     5756 SH       Sole                      290              5466
                                                                94     5400 SH       			                        5400
Procter & Gamble Co.           COM              742718109     2737    45005 SH       Sole                      550             44455
                                                               249     4100 SH       			                        4100
Quest Diagnostics              COM              74834l100     2467    50895 SH       Sole                     8310             42585
                                                                57     1175 SH       			       100              1075
Questar Corp.                  COM              748356102     2073    29180 SH       Sole                     5390             23790
                                                                57      800 SH       			                         800
S&P Mid Cap 400 Ishares        COM              464287507     7373    90374 SH       Sole                    12190             78184
                                                               239     2925 SH       			       100              2825
S&P Small Cap 600 Ishares      COM              464287804     4396    73060 SH       Sole                    10270             62790
                                                               159     2650 SH       			       100              2550
Schlumberger Ltd.              COM              806857108     4570    42538 SH       Sole                     6830             35708
                                                               355     3300 SH       			                        3300
Sigma Aldrich Corp.            COM              826552101     2873    53351 SH       Sole                     9070             44281
                                                               118     2200 SH       			                        2200
Southern Company               COM              842587107     2860    81914 SH       Sole                    12721             69193
                                                               374    10715 SH       			       300             10415
Standard & Poor's 500 Dep. Rec COM              78462f103      858     6706 SH       Sole                      659              6047
                                                                19      145 SH       			                         145
Stryker Corp.                  COM              863667101     4445    70685 SH       Sole                     8036             62649
                                                                55      875 SH       			                         875
Supervalu Inc.                 COM              868536103     1468    47515 SH       Sole                     8310             39205
                                                                49     1575 SH       			        50              1525
Tortoise Energy Infrastructure COM              89147l100     2034    74879 SH       Sole                    13450             61429
                                                                84     3075 SH       			                        3075
U.S. Bancorp Del New           COM              902973304     1339    47996 SH       Sole                     9085             38911
                                                               297    10650 SH       			                       10650
United Technologies Corp.      COM              913017109     2615    42375 SH       Sole                     6385             35990
                                                               153     2475 SH       			       350              2125
Walgreen Company               COM              931422109     1227    37730 SH       Sole                     7624             30106
                                                                85     2615 SH       			                        2615
